Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-40412
Entity Registrant Name	VICINITY MOTOR CORP.
Entity Central Index Key	0001834975
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	3168
Entity Address, Address Line Two	262nd Street
Entity Address, City or Town	Aldergrove
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V4W 2Z6
City Area Code	604
Local Phone Number	607-4000
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Common Stock, Shares Outstanding	34,946,379
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	238
Common Shares No Par Value [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	VEV
Security Exchange Name	NASDAQ
Common Shares No Par Value 1 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	VMC
Common Shares No Par Value 2 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	6LGA
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	99 Washington Avenue
Entity Address, Address Line Two	suite 805A
Entity Address, City or Town	Albany
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12210
City Area Code	518
Local Phone Number	465-9242
Contact Personnel Name	Delaney Corporate Services Ltd.